Additional information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Additional information - Condensed Financial Statements
Additional information - Condensed Financial Statements

24   Additional information — Condensed Financial Statements

The separate condensed financial statements of SYSWIN Inc. (the “Company”) as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 12-04.

The restricted net assets of the Company’s PRC subsidiary and VIE were RMB261.7 million as of December 31, 2011.

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiary and VIE.

The Company records its investment in HK Holding under the equity method of accounting with its share of income and losses from HK Holding reported as share of income from subsidiaries in the condensed financial statements. Such investment is presented on the balance sheet as “Investment in subsidiary”. Following the signing of the contractual arrangements described in Note 1 in July 2010, the Company became the parent company of both Syswin Zhi Di and VIE.

The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

Financial information of Parent Company

Balance sheets

(in thousands, except shares and par value)

	December 31,
	2010 RMB	2011 RMB	2011 US$
			(Note 2(c))

ASSETS
Current assets:
Cash and cash equivalents	365	571	91
Receivables due from HK Holding	403,297	402,559	63,960
Other receivables	423	—	—
Total current assets	404,085	403,130	64,051

Non-current assets:
Investment in subsidiaries	399,708	406,043	64,514
Total assets	803,793	809,173	128,565

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other current liabilities	992	1,127	179
Total current liabilities	992	1,127	179

Total liabilities	992	1,127	179

Shareholders’ equity:
Preferred shares (US$0.0000008 par value, 2,500,000,000 shares authorized; no shares issued and outstanding)	—	—	—
Ordinary shares (US$0.0000008 par value, 60,000,000,000 shares authorized as of December 31, 2010 and 2011; 193,275,000 shares issued and outstanding as of December 31, 2010 and 2011)	1	1	—
Additional paid-in capital	625,837	623,577	99,077
Retained earnings	176,963	184,468	29,309

Total shareholders’ equity	802,801	808,046	128,386

Total liabilities and shareholders’ equity	803,793	809,173	128,565

Financial information of Parent Company

Statements of operations

 (in thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				(Note 2(c))

Net revenue	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Administrative expenses	—	(570)	(5,395)	(858)

Loss from operations	—	(570)	(5,395)	(858)
Equity in profit of subsidiary companies, net	152,417	188,321	8,595	1,366
Interest income	—	2	—	—
Foreign currency exchange gain/(loss)	—	1,833	(113)	(18)
Other income, net	—	—	4,418	702

Income from operations before income tax	152,417	189,586	7,505	1,192
Income tax	—	—	—	—

Net income	152,417	189,586	7,505	1,192

Financial information of Parent Company

Statements of cash flows

 (in thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				(Note 2(c))

Net cash provided by (used in) operating activities	—	1,375	461	74

Cash flows from investing activities:
Funds advanced to HK Holding	—	(410,936)	—	—
Net cash provided by (used in) investing activities	—	(410,936)	—	—

Cash flows from financing activities:
Capital injected by a shareholder	—	2,057	—	—
Issuance cost paid	—	—	(993)	(158)
Funds advanced from HK Holding and VIE	—	7,104	738	117
Issuance of ordinary shares to public, net of issuance cost	—	400,764	—	—
Net cash provided by (used in) financing activities	—	409,925	(255)	(41)

Net increase in cash and cash equivalents	—	364	206	33
Cash and cash equivalents at the beginning of the year	1	1	365	58
Cash and cash equivalents at the end of the year	1	365	571	91